3. Patents (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 157,442	$ 157,442
Patents pending and trademarks	54,203	54,203
Accumulated amortization	(108,320)	(99,156)
Finite-Lived Intangible Assets, Net	$ 103,325	$ 112,489